BACKGROUND ORGANIZATION AND BASIS OF PRESENTATION (Tables)	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021
BACKGROUND, ORGANIZATION AND BASIS OF PRESENTATION
Schedule of Entity operational details
Name of Entity	%	Form of Entity	State of Incorporation	Relationship

MMEX Resources Corporation (“MMEX”)	-	Corporation	Nevada	Parent
Pecos Clean Fuels & Transport, LLC (“Pecos”) [1]	100%	LLC	Texas	Subsidiary
MMEX Solar Resources, LLC [2]	100%	LLC	Texas	Subsidiary
Texas Gulf Refining & Trading, LLC [2]	100%	LLC	Texas	Subsidiary
Louisiana Gulf Refining & Trading, LLC [2]	100%	LLC	Louisianna	Subsidiary
Rolling Stock Marine, LLC [2]	100%	LLC	Texas	Subsidiary
MMEX CO2 Capture, LLC [2] [3]	100%	LLC	Texas	Subsidiary

Name of Entity	%	Form of Entity	State of Incorporation	Relationship

MMEX Resources Corporation (“MMEX”)	-	Corporation	Nevada	Parent
Pecos Refining & Transport, LLC (“PRT”)	100%	LLC	Texas	Subsidiary
Armadillo Holdings Group Corp.	100%	Corporation	British Virgin Isles	Subsidiary
Armadillo Mining Corp. (“AMC”)	98.6%	Corporation	British Virgin Isles	Subsidiary
MMEX Solar Resources, LLC	100%	LLC	Texas	Subsidiary
Texas Gulf Refining & Trading, LLC	100%	LLC	Texas	Subsidiary
Louisiana Gulf Refining & Trading, LLC	100%	LLC	Louisiana	Subsidiary
Rolling Stock Marine, LLC	100%	LLC	Texas	Subsidiary